Net Loss Per Share Data (FY) (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	200	400	400	400